Mid Cap Index Fund Expense Example - Mid Cap Index Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	$ 455